Related parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related parties	Related parties
The parties related to the Group are deemed to include, in addition to its subsidiaries, associates and joint ventures, the Bank's key management personnel (the members of its board of directors and the executive vice presidents, together with their close family members) and the entities over which the key management personnel may exercise significant influence or control.
Following below is the balance sheet balances and amounts of the Group's income statement corresponding to operations with the parties related to it, distinguishing between associates and joint ventures, members of the Bank's board of directors, the Bank's executive vice presidents, and other related parties. Related-party transactions were made on terms equivalent to those that prevail in arm's-length transactions or, when this was not the case, the related compensation in kind was recognized.

EUR million
	2021
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	9,386	—	14	384
Cash, cash balances at central banks and other deposits on demand	131	—	—	—
Loans and advances: credit institutions	437	—	—	—
Loans and advances: customers	8,148	—	14	384
Debt instruments	496	—	—	—
Others	174	—	—	—

Liabilities	3,405	8	11	197
Financial liabilities: credit institutions	867	—	—	—
Financial liabilities: customers	2,464	8	11	197
Marketable debt securities	—	—	—	—
Others	74	—	—	—

Income statement	1,265	—	—	1
Interest income	90	—	—	1
Interest expense	(13)	—	—	—
Gains/losses on financial assets and liabilities and others	(32)	—	—	—
Commission income	1,268	—	—	—
Commission expense	(48)	—	—	—

Other	3,965	2	2	76
Financial guarantees granted and Others	11	1	1	17
Loan commitments and Other commitments granted	314	1	1	13
Derivative financial instruments	3,640	—	—	46

EUR million
	2020
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	8,473	—	24	95
Cash, cash balances at central banks and other deposits on demand	151	—	—	—
Loans and advances: credit institutions	562	—	—	—
Loans and advances: customers	6,934	—	24	95
Debt instruments	423	—	—	—
Others	403	—	—	—

Liabilities	3,593	4	16	159
Financial liabilities: credit institutions	944	—	—	—
Financial liabilities: customers	2,557	4	16	159
Marketable debt securities	12	—	—	—
Others	80	—	—	—

Income statement	1,269	—	—	3
Interest income	106	—	—	2
Interest expense	(8)	—	—	—
Gains/losses on financial assets and liabilities and others	49	—	—	—
Commission income	1,154	—	—	1
Commission expense	(32)	—	—	—

Other	4,097	1	1	52
Financial guarantees granted and Others	14	—	—	3
Loan commitments and Other commitments granted	253	1	1	13
Derivative financial instruments	3,830	—	—	36

EUR million
	2019
	Associates and joint ventures	Members of the board of directors	Executive vicepresident	Other related parties
Assets	9,659	—	26	104
Cash, cash balances at central banks and other deposits on demand	740	—	—	—
Loans and advances: credit institutions	961	—	—	—
Loans and advances: customers	6,950	—	26	104
Debt instruments	848	—	—	—
Others	160	—	—	—

Liabilities	2,689	41	12	57
Financial liabilities: credit institutions	563	—	—	—
Financial liabilities: customers	2,064	41	12	57
Marketable debt securities	—	—	—	—
Others	62	—	—	—

Income statement	1,386	—	—	2
Interest income	111	—	—	1
Interest expense	(15)	—	—	—
Gains/losses on financial assets and liabilities and others	47	—	—	—
Commission income	1,269	—	—	1
Commission expense	(26)	—	—	—

Other	4,219	7	3	49
Financial guarantees granted and Others	17	5	2	38
Loan commitments and Other commitments granted	197	1	1	6
Derivative financial instruments	4,005	1	—	5
The remaining required information is detailed in notes 5, 14 and 46.c.